Fair Value Measurements - Detailed Information about Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 110,225	$ 97,505
Financial liabilities	406,521	281,720
Cash and cash equivalents [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	67,716	60,822
Restricted cash [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	15,285	15,596
Receivable from Serabi [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	12,033	10,909
Long term receivables [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	11,986	7,629
Reclamation bonds and other receivables [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	577	767
Marketable securities [member] | Financial assets at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	988	1,782
Collars [member] | Financial assets at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,640	0
Traded warrants [member] | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	26,056	9,730
Non-traded warrants [member] | Financial liabilities at FVTPL: [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	30,090	9,131
Accounts payable and accrued liabilities [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	67,047	55,460
Convertible Notes [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	137,995	0
Revolving Credit Facility [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	120,225	84,844
Debenture [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	10,061	17,746
Sprott Facility [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	18,452
Aurizona Credit Facility [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	67,627
Standby Loan [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	13,252	12,000
Production-linked liability [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	5,024
Other liabilities [member]
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ 1,795	$ 1,706